Supplemental cash flow information (Statements of detailed information of cash flow) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in non-cash working capital
Accounts receivable	$ (242,416)	$ 99,601
Inventories	38,394	(162,858)
Supplies and prepaid expenses	8,410	(63,500)
Accounts payable and accrued liabilities	169,044	16,401
Reclamation payments	(38,982)	(28,492)
Other	(346)	19,417
Total	$ (65,896)	$ (119,431)